Average Annual Total Returns{- Templeton Emerging Markets Bond Fund} - Templeton Income Trust-25 - Templeton Emerging Markets Bond Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Since Inception	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Since Inception	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Since Inception	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Since Inception	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Since Inception	JP Morgan EMBI Global Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	JP Morgan EMBI Global Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	JP Morgan EMBI Global Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	(10.28%)	1.36%	0.06%	(10.34%)	(0.36%)	(1.76%)	(6.09%)	0.39%	(0.69%)	(8.08%)	1.69%	0.12%	(6.81%)	2.06%	0.38%	(6.47%)	2.45%	0.84%	(6.46%)	2.37%	0.79%	5.88%	6.84%	4.64%